Stockholder's Equity - Summary of RSU Activity (Detail) - RSUs	6 Months Ended
Jun. 29, 2019 $ / shares shares
Number of Shares
Nonvested - beginning of period (shares) | shares	80,820
Granted (shares) | shares	192,296
Vested / Released (shares) | shares	(42,464)
Canceled / forfeited (shares) | shares	0
Nonvested - end of period (shares) | shares	230,652
Weighted- Average Grant Date Fair Value
Nonvested - beginning of period (usd per share) | $ / shares	$ 8.80
Granted (usd per share) | $ / shares	26.98
Vested / Released (usd per share) | $ / shares	8.36
Canceled / forfeited (usd per share) | $ / shares	0.00
Nonvested - end of period (usd per share) | $ / shares	$ 24.04